Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended, restated, supplemented and/or otherwise modified from time to time, the “Agreement”), among TRS, as Servicer, American Express Receivables Financing Corporation III LLC, as Transferor, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on December 15, 2025 and covers activity from November 01, 2025 through November 30, 2025.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of December 2025.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Hitesh Arora
Name:	Hitesh Arora
Title:	Director, Controllership

A. Trust Activity

Trust Totals
Record Date	November 30, 2025
Number of days in Monthly Period	30
Beginning Number of Accounts	12,438,913
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	25,184,535,933.31
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,184,535,933.31
Finance Charge Collections (excluding Recoveries)	682,801,686.18
Collections of Discount Option Receivables	0.00
Recoveries	14,802,844.44
Total Collections of Finance Charge Receivables	697,604,530.62
Total Collections of Principal Receivables	12,284,946,849.08
Monthly Payment Rate	48.7797%
Defaulted Amount	39,376,978.64
Annualized Default Rate	1.8637%
Annualized Default Rate, Net of Recoveries	1.1631%
Trust Portfolio Yield	31.7990%
New Principal Receivables	12,846,526,763.03
Ending Number of Accounts	12,432,084
Ending Principal Receivables Balance	25,706,738,868.62
Ending Required Minimum Principal Balance	15,959,544,340.00
Ending Transferor Amount	10,791,276,868.62
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	25,706,738,868.62
Ending Total Receivables	27,017,225,933.67

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2023-1	1,428,573,000.00	1,428,573,000.00	0.00	100,000,110.00	9.58%	66,815,161.15	1,417,786.72	1,176,627,540.94	3,771,447.94
2023-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.83%	26,726,101.88	567,115.48	470,651,675.29	1,508,581.29
2023-3	971,433,000.00	971,433,000.00	0.00	68,000,310.00	6.51%	45,434,466.73	964,098.30	800,109,495.26	2,564,593.47
2023-4	971,433,000.00	971,433,000.00	0.00	68,000,310.00	6.51%	45,434,466.73	964,098.30	800,109,495.26	2,564,593.47
2024-1	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	53,452,156.98	1,134,229.97	941,302,526.93	3,017,159.94
2024-2	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	53,452,156.98	1,134,229.97	941,302,526.93	3,017,159.94
2024-3	1,371,433,000.00	1,371,433,000.00	0.00	96,000,310.00	9.19%	64,142,691.27	1,361,078.15	1,129,564,844.33	3,620,597.74
2025-1	1,600,000,000.00	1,600,000,000.00	0.00	112,000,000.00	10.73%	74,832,898.17	1,587,919.38	1,317,821,396.25	4,224,017.05
2025-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	11.49%	80,178,165.31	1,701,343.46	1,411,952,554.94	4,525,735.95
2025-3	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	53,452,156.98	1,134,229.97	941,302,526.93	3,017,159.94
2025-4	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	11.49%	80,178,165.31	1,701,343.46	1,411,952,554.94	4,525,735.95
2025-5	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	53,452,156.98	1,134,229.97	941,302,526.93	3,017,159.94

Total	14,914,312,000.00	14,914,312,000.00	0.00	1,044,001,840.00	99.99%	697,550,744.47	14,801,703.13	12,283,999,664.93	39,373,942.62

Group 2
2012-A	1,150,000.00	1,150,000.00	0.00	80,500.00	0.01%	53,786.15	1,141.32	947,184.13	3,036.01

Total	1,150,000.00	1,150,000.00	0.00	80,500.00	0.01%	53,786.15	1,141.32	947,184.13	3,036.01

Trust	14,915,462,000.00	14,915,462,000.00	0.00	1,044,082,340.00	100.00%	697,604,530.62	14,802,844.45	12,284,946,849.06	39,376,978.63

C. Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2023-1	1,428,573,000.00	39,571,068.52	5,998,996.12	2,233,628.15	2,380,955.00	0.00	10,613,579.27	39,737,322.23	0.00	29,123,742.96
2023-2	571,430,000.00	15,828,449.57	2,374,769.40	893,452.51	952,383.33	0.00	4,220,605.24	15,870,118.73	0.00	11,649,513.49
2023-3	971,433,000.00	26,908,419.67	4,367,303.81	1,518,872.40	1,619,055.01	0.00	7,505,231.22	27,309,444.93	0.00	19,804,213.71
2023-4	971,433,000.00	26,908,419.67	4,319,157.68	1,518,872.40	1,619,055.01	0.00	7,457,085.09	27,261,298.80	0.00	19,804,213.71
2024-1	1,142,859,000.00	31,656,871.44	5,148,521.77	1,786,903.46	1,904,765.00	0.00	8,840,190.23	32,139,196.83	0.00	23,299,006.60
2024-2	1,142,859,000.00	31,656,871.44	5,167,212.36	1,786,903.46	1,904,765.00	0.00	8,858,880.82	32,157,887.42	0.00	23,299,006.60
2024-3	1,371,433,000.00	37,988,306.66	5,522,736.71	2,144,287.60	2,285,721.67	0.00	9,952,745.98	37,911,598.75	0.00	27,958,852.77
2025-1	1,600,000,000.00	44,319,547.99	6,269,750.00	2,501,660.78	2,666,666.66	0.00	11,438,077.44	44,056,633.67	0.00	32,618,556.23
2025-2	1,714,287,000.00	47,485,265.60	6,369,149.11	2,680,352.85	2,857,145.00	0.00	11,906,646.96	46,855,126.28	0.00	34,948,479.32
2025-3	1,142,859,000.00	31,656,871.44	4,473,758.88	1,786,903.46	1,904,765.00	0.00	8,165,427.34	31,464,433.94	0.00	23,299,006.60
2025-4	1,714,287,000.00	47,485,265.60	6,406,506.32	2,680,352.85	2,857,145.00	0.00	11,944,004.17	46,892,483.49	0.00	34,948,479.32
2025-5	1,142,859,000.00	31,656,871.44	4,476,008.92	1,786,903.46	1,904,765.00	0.00	8,167,677.38	31,466,683.98	0.00	23,299,006.60

Total	14,914,312,000.00	413,122,229.04	60,893,871.08	23,319,093.38	24,857,186.68	0.00	109,070,151.14	413,122,229.05	0.00	304,052,077.91

Group 2
2012-A	1,150,000.00	31,854.68	4,119.81	1,798.07	1,916.67	0.00	7,834.55	31,854.68	0.00	24,020.13

Total	1,150,000.00	31,854.68	4,119.81	1,798.07	1,916.67	0.00	7,834.55	31,854.68	0.00	24,020.13

Trust Total	14,915,462,000.00	413,154,083.72	60,897,990.89	23,320,891.45	24,859,103.35	0.00	109,077,985.69	413,154,083.73	0.00	304,076,098.04

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	413,122,229.04	109,070,151.14	304,052,077.90
Group 2	31,854.68	7,834.55	24,020.13

D. Trust Performance

Delinquencies: (a)

		Percentage of Ending Total		Percentage of Total
	Dollar Amount	Receivables	Number of Accounts	Number of Accounts
31-60 Days Delinquent	63,345,558	0.23%	7,988	0.06%
61-90 Days Delinquent	48,797,111	0.18%	5,246	0.04%
91-120 Days Delinquent	38,837,101	0.14%	3,936	0.03%
120+ Days Delinquent	53,723,242	0.20%	5,477	0.04%
Total 30+ Days Delinquent	204,703,012	0.76%	22,647	0.18%

Loss Experience:

Ending Principal Receivables Balance	25,706,738,868.62
Defaulted Amount	39,376,978.64
Recoveries	14,802,844.44
Net Default Amount	24,574,134.20
Annualized Default Rate	1.86%
Annualized Recovery Rate	0.70%
Annualized Default Rate, Net of Recoveries	1.16%
Number of Accounts Experiencing a Loss	6,977
Number of Accounts Experiencing a Recovery	28,712
Average Net Default Amount per Account Experiencing a Loss	3,522.16

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 10, 2025 under CIK number 0001283434

F. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G. Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H. Credit Risk Retention (5)

	As of the last day of the	As of the last day of the
	Monthly Period	Prior Monthly Period
Required Seller’s Interest Amount	652,550,000.00	652,550,000.00
Seller’s Interest Amount	10,791,276,868.62	10,269,073,933.31
Seller’s Interest Percentage	82.69%	78.68%

(5) Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,941,757.91	1,150,000.00	791,757.91
Beginning Adjusted Invested Amount	N/A	1,150,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	53,786.15	31,854.68	21,931.47
Collections of Principal Receivables	947,184.13	560,966.81	386,217.32
Defaulted Amount	3,036.01	1,798.07	1,237.94

Ending Invested Amount / Transferor Amount	1,982,020.38	1,150,000.00	832,020.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Periodic Term SOFR Determination Date	November 13, 2025	November 13, 2025	November 13, 2025
Increase Periodic Term SOFR Determination Date	N/A	N/A	N/A
Coupon (11/17/25 to 12/14/25)	N/A	5.02896%	6.35563%
Monthly Interest Due	3,431.98	203.39	484.44	4,119.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,431.98	203.39	484.44	4,119.81
Investor Default Amount	1,563.54	81.30	153.23	1,798.07
Investor Monthly Fees Due	1,666.67	86.67	163.33	1,916.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	6,662.19	371.36	801.00	7,834.55
Reallocated Investor Finance Charge Collections				31,854.68
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.7990%
Base Rate				6.6046%
Excess Spread Percentage				25.0645%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000.00	52,000.00	98,000.00	1,150,000.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	3,431.98	203.39	484.44	4,119.81
Deposits to the Principal Funding Account	1,000,000.00	52,000.00	98,000.00	1,150,000.00
Distributions of Principal	1,000,000.00	52,000.00	98,000.00	1,150,000.00
Total Distributions	1,003,431.98	52,203.39	98,484.44	1,154,119.81
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$1,003.43

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$3.43

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$1,003.91

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$3.91

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$122,504.58

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$484.44

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$98,000.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,020.14

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,699.73

		a.	Class A Monthly Interest	$3,431.98
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,563.54
		e.	Excess Spread	$22,704.21

	2.	Class B Available Funds		$1,440.39

		a.	Class B Monthly Interest	$203.39
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,237.00

	3.	Collateral Available Funds		$2,714.57

		a.	Excess Spread	$2,714.57

	4.	Total Excess Spread		$26,655.78

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2012-A Allocable Principal Collections		$947,184.13

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$560,966.81

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$560,966.81

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$587,235.12

	7.	Other amounts treated as Available Principal Collections		$1,798.07

	8.	Available Principal Collections (total of items 5, 6 & 7)		$1,150,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,052,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$98,000.00

	3.	Distribution of Principal		$1,150,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$26,655.78

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$81.30

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$274.46

	10.	Applied to unpaid Monthly Servicing Fee	$1,916.67

	11.	Collateral Default Amount treated as Available Principal Collections	$153.23

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction $ 0.00 Costs (not included in Class B Monthly Interest)	$0.00

	16.	Applied to any remaining Collateral Minimum Monthly Interest	$209.98

	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,020.14

	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$304,076,098.07

	3.	Deposited to Interest Reserve Account	$3,648.59

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$304,072,449.48

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.6046%
		b.	Prior Monthly Period	6.4247%
		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	31.7990%
		b.	Prior Monthly Period	30.7150%
		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,150,000.00

	2.	Monthly Interest		4,119.81

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,154,119.81

Series 2023-1 Certificates

	Series	Total Investor	Transferors'
A. Investor/Transferor Allocations	Allocations	Interest	Interest
Beginning Invested Amount/Transferor Amount	2,412,124,280.95	1,428,573,000.00	983,551,280.95
Beginning Adjusted Invested Amount	N/A	1,428,573,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	66,815,161.15	39,571,068.52	27,244,092.63
Collections of Principal Receivables	1,176,627,540.94	696,853,951.23	479,773,589.71
Defaulted Amount	3,771,447.94	2,233,628.15	1,537,819.79

Ending Invested Amount / Transferor Amount	2,462,139,829.51	1,428,573,000.00	1,033,566,829.51

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.87000%	5.12000%	6.69600%
Monthly Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Investor Default Amount	1,954,422.48	83,761.86	195,443.81	2,233,628.15
Investor Monthly Fees Due	2,083,333.33	89,286.67	208,335.00	2,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,110,672.48	401,622.40	1,101,284.39	10,613,579.27

Reallocated Investor Finance Charge Collections				39,737,322.23
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.9406%
Base Rate				7.6467%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00
Distributions of Interest	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Ending Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.06

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.06

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,821,248.54

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$697,505.58

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,123,742.96

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$34,770,118.70

		a.	Class A Monthly Interest	$5,072,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,954,422.48
		e.	Excess Spread	$27,742,779.55

	2.	Class B Available Funds		$1,490,163.84

		a.	Class B Monthly Interest	$228,573.87
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,261,589.97

	3.	Collateral Available Funds		$3,477,039.69

		a.	Excess Spread	$3,477,039.69

	4.	Total Excess Spread		$32,481,409.21

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2023-1 Allocable Principal Collections		$1,176,627,540.94

	3.	Principal Allocation Percentage of Series 2023-1 Allocable Principal Collections		$696,853,951.23

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$696,853,951.23

	6.	Shared Principal Collections from other Series allocated to Series 2023-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,233,628.15

	8.	Available Principal Collections (total of items 5, 6 and 7)		$699,087,579.38

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$125,001,000.00

	2.	Required Collateral Invested Amount		$125,001,000.00

	3	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$699,087,579.38

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-1
	1.	Excess Spread	$32,481,409.21
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$83,761.86
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$325,597.19
	9.	Applied to unpaid Monthly Servicing Fee	$2,380,955.00
	10.	Collateral Default Amount treated as Available Principal Collections	$195,443.81
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$371,908.39
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$29,123,742.96
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.6467%
		b.	Prior Monthly Period	6.4881%
		c.	Second Prior Monthly Period	7.1369%

	2.	Three Month Average Base Rate		7.0906%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	31.9406%
		b.	Prior Monthly Period	30.8520%
		c.	Second Prior Monthly Period	32.1757%

	4.	Three Month average Series Adjusted Portfolio Yield		31.6561%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,428,573,000.00
	Monthly Interest	$5,998,996.12
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,434,571,996.12

Series 2023-2 Certificates

	Series	Total Investor	Transferors'
A. Investor/Transferor Allocations	Allocations	Interest	Interest
Beginning Invested Amount/Transferor Amount	964,851,063.17	571,430,000.00	393,421,063.17
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	26,726,101.88	15,828,449.57	10,897,652.31
Collections of Principal Receivables	470,651,675.29	278,741,970.73	191,909,704.56
Defaulted Amount	1,508,581.29	893,452.51	615,128.78

Ending Invested Amount / Transferor Amount	984,857,310.60	571,430,000.00	413,427,310.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A

Coupon November 17, 2025 to December 14, 2025	4.80000%	5.12000%	6.80000%
Monthly Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Investor Default Amount	781,768.99	33,505.06	78,178.46	893,452.51
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,615,102.32	160,650.46	444,852.46	4,220,605.24

Reallocated Investor Finance Charge Collections				15,870,118.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.8877%
Base Rate				7.5900%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.00

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.00

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0 .00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,932,852.49

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$283,339.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,649,513.49

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1 .	Class A Available Funds		$13,886,319.17

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$781,768.99
		e.	Excess Spread	$11,104,550.18

	2.	Class B Available Funds		$595,139.87

		a.	Class B Monthly Interest	$91,430.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$503,709.47

	3.	Collateral Available Funds		$1,388,659.69

		a.	Excess Spread	$1,388,659.69

	4.	Total Excess Spread		$12,996,919.34

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2023-2 Allocable Principal Collections		$470,651,675.29

	3.	Principal Allocation Percentage of Series 2023-2 Allocable Principal Collections		$278,741,970.73

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$278,741,970.73

	6.	Shared Principal Collections from other Series allocated to Series 2023-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$893,452.51

	8.	Available Principal Collections (total of items 5, 6 and 7)		$279,635,423.24

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$279,635,423.24

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-2

	1.	Excess Spread		$12,996,919.34
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$33,505.06
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$131,193.10
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$78,178.46
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$152,145.90
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$11,649,513.49
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.		Yield and Base Rate

	1.	Base Rate
	a.	Current Monthly Period		7.5900%
	b.	Prior Monthly Period		6.4400%
	c.	Second Prior Monthly Period		7.0840%

	2.	Three Month Average Base Rate		7.0380%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.8877%
		b.	Prior Monthly Period	30.8008%
		c.	Second Prior Monthly Period	32.1228%

	4.	Three Month average Series Adjusted Portfolio Yield		31.6038%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$571,430,000.00
	Monthly Interest	$2,374,769.40
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$573,804,769.40

Series 2023-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,640,250,184.36	971,433,000.00	668,817,184.36
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	45,434,466.73	26,908,419.67	18,526,047.06
Collections of Principal Receivables	800,109,495.26	473,862,325.83	326,247,169.43
Defaulted Amount	2,564,593.47	1,518,872.40	1,045,721.07

Ending Invested Amount / Transferor Amount	1,674,260,875.01	971,433,000.00	702,827,875.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	5.23000%	5.52000%	6.99000%
Monthly Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Investor Default Amount	1,329,007.29	56,959.69	132,905.42	1,518,872.40
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,450,257.29	285,254.36	769,719.57	7,505,231.22

Reallocated Investor Finance Charge Collections				27,309,444.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3013%
Base Rate				8.0331%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,299,356.20

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$495,142.48

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,804,213.72

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,895,655.38

		a.	Class A Monthly Interest	$3,704,583.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,329,007.29
		e.	Excess Spread	$18,862,064.76

	2.	Class B Available Funds		$1,024,139.68

		a.	Class B Monthly Interest	$167,578.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$856,561.68

	3.	Collateral Available Funds		$2,389,649.88

		a.	Excess Spread	$2,389,649.88

	4.	Total Excess Spread		$22,108,276.32

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2023-3 Allocable Principal Collections		$800,109,495.26

	3.	Principal Allocation Percentage of Series 2023-3 Allocable Principal Collections		$473,862,325.83

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$473,862,325.83

	6.	Shared Principal Collections from other Series allocated to Series 2023-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,518,872.40

	8.	Available Principal Collections (total of items 5, 6 and 7)		$475,381,198.23

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$475,381,198.23

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-3

	1.	Excess Spread		$22,108,276.32
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$56,959.69
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$233,150.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$132,905.42
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$261,992.08
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$19,804,213.72
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.0331%
		b.	Prior Monthly Period	6.8160%
		c.	Second Prior Monthly Period	7.4976%

	2.	Three Month Average Base Rate		7.4489%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3013%
		b.	Prior Monthly Period	31.2011%
		c.	Second Prior Monthly Period	32.5364%

	4.	Three Month average Series Adjusted Portfolio Yield		32.0129%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$971,433,000.00
	Monthly Interest	$4,367,303.81
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$975,800,303.81

Series 2023-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,640,250,184.36	971,433,000.00	668,817,184.36
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	45,434,466.73	26,908,419.67	18,526,047.06
Collections of Principal Receivables	800,109,495.26	473,862,325.83	326,247,169.43
Defaulted Amount	2,564,593.47	1,518,872.40	1,045,721.07
Ending Invested Amount / Transferor Amount	1,674,260,875.01	971,433,000.00	702,827,875.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	5.15000%	5.46000%	7.13600%
Monthly Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Investor Default Amount	1,329,007.29	56,959.69	132,905.42	1,518,872.40
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,393,590.63	283,432.86	780,061.60	7,457,085.09

Reallocated Investor Finance Charge Collections				27,261,298.80
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.2410%
Base Rate				7.9685%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.29

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.29

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.55

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.55

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,309,698.22

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$505,484.51

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,804,213.71

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,853,527.71

		a.	Class A Monthly Interest	$3,647,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,329,007.29
		e.	Excess Spread	$18,876,603.75

	2.	Class B Available Funds		$1,022,334.13

		a.	Class B Monthly Interest	$165,756.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$856,577.63

	3.	Collateral Available Funds		$2,385,436.96

		a.	Excess Spread	$2,385,436.96

	4.	Total Excess Spread		$22,118,618.34

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2023-4 Allocable Principal Collections		$800,109,495.26

	3.	Principal Allocation Percentage of Series 2023-4 Allocable Principal Collections		$473,862,325.83

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$473,862,325.83

	6.	Shared Principal Collections from other Series allocated to Series 2023-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,518,872.40

	8.	Available Principal Collections (total of items 5, 6 and 7)		$475,381,198.23

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$475,381,198.23

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-4
	1.	Excess Spread	$22,118,618.34
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$56,959.69
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$236,793.38
	9.	Applied to unpaid Monthly Servicing Fee	$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections	$132,905.42
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$268,691.13
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$19,804,213.71
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.9685%
		b.	Prior Monthly Period	6.7612%
		c.	Second Prior Monthly Period	7.4373%

	2.	Three Month Average Base Rate		7.3890%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.2410%
		b.	Prior Monthly Period	31.1427%
		c.	Second Prior Monthly Period	32.4761%

	4.	Three Month average Series Adjusted Portfolio Yield		31.9532%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$971,433,000.00
	Monthly Interest	$4,319,157.68
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$975,752,157.68

Series 2024-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,929,700,437.85	1,142,859,000.00	786,841,437.85
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	53,452,156.98	31,656,871.44	21,795,285.54
Collections of Principal Receivables	941,302,526.93	557,483,453.66	383,819,073.27
Defaulted Amount	3,017,159.94	1,786,903.46	1,230,256.48
Ending Invested Amount / Transferor Amount	1,969,712,897.71	1,142,859,000.00	826,853,897.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	5.23000%	5.50000%	7.12500%
Monthly Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Investor Default Amount	1,563,537.99	67,010.11	156,355.36	1,786,903.46
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,588,537.99	334,872.61	916,779.63	8,840,190.23

Reallocated Investor Finance Charge Collections				32,139,196.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3125%
Base Rate				8.0451%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.58

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.58

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,892,762.54

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$593,755.94

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,299,006.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,121,751.53

		a.	Class A Monthly Interest	$4,358,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,563,537.99
		e.	Excess Spread	$22,199,880.21

	2.	Class B Available Funds		$1,205,242.03

		a.	Class B Monthly Interest	$196,432.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,008,809.53

	3.	Collateral Available Funds		$2,812,203.27

		a.	Excess Spread	$2,812,203.27

	4.	Total Excess Spread		$26,020,893.01

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2024-1 Allocable Principal Collections		$941,302,526.93

	3.	Principal Allocation Percentage of Series 2024-1 Allocable Principal Collections		$557,483,453.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$557,483,453.66

	6.	Shared Principal Collections from other Series allocated to Series 2024-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,786,903.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$559,270,357.12

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$559,270,357.12

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-1

	1.	Excess Spread	$26,020,893.01

	2.	Excess Finance Charge Collections	$0.00

	3.	Applied to fund Class A Required Amount	$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to fund overdue Class B Interest	$0.00

	6.	Applied to fund Class B Required Amount	$67,010.11

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest	$284,762.62

	9.	Applied to unpaid Monthly Servicing Fee	$1,904,765.00

	10.	Collateral Default Amount treated as Available Principal Collections	$156,355.36

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	12.	Deposited to Reserve Account	$0.00

	13.	Applied to any remaining Collateral Minimum Monthly Interest	$308,993.32

	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,299,006.60

	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.0451%
		b.	Prior Monthly Period	6.8262%
		c.	Second Prior Monthly Period	7.5088%

	2.	Three Month Average Base Rate		7.4600%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3125%
		b.	Prior Monthly Period	31.2119%
		c.	Second Prior Monthly Period	32.5476%

	4.	Three Month average Series Adjusted Portfolio Yield		32.0240%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$5,148,521.77
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,148,007,521.77

Series 2024-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,929,700,437.85	1,142,859,000.00	786,841,437.85
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	53,452,156.98	31,656,871.44	21,795,285.54
Collections of Principal Receivables	941,302,526.93	557,483,453.66	383,819,073.27
Defaulted Amount	3,017,159.94	1,786,903.46	1,230,256.48

Ending Invested Amount / Transferor Amount	1,969,712,897.71	1,142,859,000.00	826,853,897.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	5.24000%	5.51000%	7.24500%
Monthly Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Investor Default Amount	1,563,537.99	67,010.11	156,355.36	1,786,903.46
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,596,871.33	335,229.76	926,779.73	8,858,880.82

Reallocated Investor Finance Charge Collections				32,157,887.42
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3324%
Base Rate				8.0665%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.59

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.59

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,902,762.64

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$603,756.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,299,006.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,138,105.77

		a.	Class A Monthly Interest	$4,366,666.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,563,537.99
		e.	Excess Spread	$22,207,901.11

	2.	Class B Available Funds		$1,205,942.94

		a.	Class B Monthly Interest	$196,789.65
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,009,153.29

	3.	Collateral Available Funds		$2,813,838.71

		a.	Excess Spread	$2,813,838.71

	4.	Total Excess Spread		$26,030,893.11

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2024-2 Allocable Principal Collections		$941,302,526.93

	3.	Principal Allocation Percentage of Series 2024-2 Allocable Principal Collections		$557,483,453.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$557,483,453.66

	6.	Shared Principal Collections from other Series allocated to Series 2024-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,786,903.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$559,270,357.12

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$559,270,357.12

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-2
	1.	Excess Spread	$26,030,893.11
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$67,010.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$290,476.92
	9.	Applied to unpaid Monthly Servicing Fee	$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections	$156,355.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$313,279.12
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,299,006.60
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.0665%
		b.	Prior Monthly Period	6.8443%
		c.	Second Prior Monthly Period	7.5287%

	2.	Three Month Average Base Rate		7.4798%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3324%
		b.	Prior Monthly Period	31.2312%
		c.	Second Prior Monthly Period	32.5675%

	4.	Three Month average Series Adjusted Portfolio Yield		32.0437%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$5,167,212.36
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,148,026,212.36

Series 2024-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,315,644,240.09	1,371,433,000.00	944,211,240.09
Beginning Adjusted Invested Amount	N/A	1,371,433,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	64,142,691.27	37,988,306.66	26,154,384.61
Collections of Principal Receivables	1,129,564,844.33	668,981,217.55	460,583,626.78
Defaulted Amount	3,620,597.74	2,144,287.60	1,476,310.14

Ending Invested Amount / Transferor Amount	2,363,659,268.94	1,371,433,000.00	992,226,268.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.65000%	5.08000%	6.55000%
Monthly Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Investor Default Amount	1,876,245.59	80,412.76	187,629.25	2,144,287.60
Investor Monthly Fees Due	2,000,000.00	85,716.67	200,005.00	2,285,721.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,526,245.59	383,849.76	1,042,650.63	9,952,745.98

Reallocated Investor Finance Charge Collections				37,911,598.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.7310%
Base Rate				7.4221%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00
Distributions of Interest	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Ending Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.23

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.23

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$28,613,869.15

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$655,016.38

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$27,958,852.77

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,172,541.79

		a.	Class A Monthly Interest	$4,650,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,876,245.59
		e.	Excess Spread	$26,646,296.20

	2.	Class B Available Funds		$1,421,719.85

		a.	Class B Monthly Interest	$217,720.33
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,203,999.52

	3.	Collateral Available Funds		$3,317,337.11

		a.	Excess Spread	$3,317,337.11

	4.	Total Excess Spread		$31,167,632.83

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2024-3 Allocable Principal Collections		$1,129,564,844.33

	3.	Principal Allocation Percentage of Series 2024-3 Allocable Principal Collections		$668,981,217.55

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$668,981,217.55

	6.	Shared Principal Collections from other Series allocated to Series 2024-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,144,287.60

	8.	Available Principal Collections (total of items 5, 6 and 7)		$671,125,505.15

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,003,000.00

	2.	Required Collateral Invested Amount		$120,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$671,125,505.15

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-3
	1.	Excess Spread		$31,167,632.83
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$80,412.76
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$304,006.97
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,721.67
	10.	Collateral Default Amount treated as Available Principal Collections		$187,629.25
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$351,009.41
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$27,958,852.77
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.4221%
		b.	Prior Monthly Period	6.2975%
		c.	Second Prior Monthly Period	6.9273%

	2.	Three Month Average Base Rate		6.8823%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.7310%
		b.	Prior Monthly Period	30.6491%
		c.	Second Prior Monthly Period	31.9661%

	4.	Three Month average Series Adjusted Portfolio Yield		31.4487%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,371,433,000.00
	Monthly Interest	$5,522,736.71
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,376,955,736.71

Series 2025-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,701,576,222.94	1,600,000,000.00	1,101,576,222.94
Beginning Adjusted Invested Amount	N/A	1,600,000,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	74,832,898.17	44,319,547.99	30,513,350.18
Collections of Principal Receivables	1,317,821,396.25	780,475,566.85	537,345,829.40
Defaulted Amount	4,224,017.05	2,501,660.78	1,722,356.27

Ending Invested Amount / Transferor Amount	2,757,593,575.70	1,600,000,000.00	1,157,593,575.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.56000%	4.96000%	6.01500%
Monthly Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Investor Default Amount	2,188,953.18	93,812.28	218,895.32	2,501,660.78
Investor Monthly Fees Due	2,333,333.33	100,000.00	233,333.33	2,666,666.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,842,286.51	441,812.28	1,153,978.65	11,438,077.44

Reallocated Investor Finance Charge Collections				44,056,633.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.5991%
Base Rate				7.2808%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00
Distributions of Interest	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Ending Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.80

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.80

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.13

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.13

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$33,320,306.23

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$701,750.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$32,618,556.23

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$38,549,554.46

		a.	Class A Monthly Interest	$5,320,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,188,953.18
		e.	Excess Spread	$31,040,601.28

	2.	Class B Available Funds		$1,652,123.76

		a.	Class B Monthly Interest	$248,000.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,404,123.76

	3.	Collateral Available Funds		$3,854,955.45

		a.	Excess Spread	$3,854,955.45

	4.	Total Excess Spread		$36,299,680.49

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2025-1 Allocable Principal Collections		$1,317,821,396.25

	3.	Principal Allocation Percentage of Series 2025-1 Allocable Principal Collections		$780,475,566.85

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$780,475,566.85

	6.	Shared Principal Collections from other Series allocated to Series 2025-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,501,660.78

	8.	Available Principal Collections (total of items 5, 6 and 7)		$782,977,227.63

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$140,000,000.00

	2.	Required Collateral Invested Amount		$140,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$782,977,227.63

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-1
	1.	Excess Spread		$36,299,680.49
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$93,812.28
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$356,666.67
	9.	Applied to unpaid Monthly Servicing Fee		$2,666,666.66
	10.	Collateral Default Amount treated as Available Principal Collections		$218,895.32
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$345,083.33
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$32,618,556.23
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2808%
		b.	Prior Monthly Period	6.1776%
		c.	Second Prior Monthly Period	6.7954%

	2.	Three Month Average Base Rate		6.7513%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.5991%
		b.	Prior Monthly Period	30.5215%
		c.	Second Prior Monthly Period	31.8342%

	4.	Three Month average Series Adjusted Portfolio Yield		31.3183%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,600,000,000.00
	Monthly Interest	$6,269,750.00
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,606,269,750.00

Series 2025-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,894,548,124.05	1,714,287,000.00	1,180,261,124.05
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	80,178,165.31	47,485,265.60	32,692,899.71
Collections of Principal Receivables	1,411,952,554.94	836,224,448.80	575,728,106.14
Defaulted Amount	4,525,735.95	2,680,352.85	1,845,383.10

Ending Invested Amount / Transferor Amount	2,954,566,761.32	1,714,287,000.00	1,240,279,761.32

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.28000%	4.59000%	6.18600%
Monthly Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Investor Default Amount	2,345,306.98	100,513.60	234,532.27	2,680,352.85
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,195,306.98	453,550.88	1,257,789.10	11,906,646.96

Reallocated Investor Finance Charge Collections				46,855,126.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.3518%
Base Rate				7.0158%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.57

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.57

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$35,721,734.49

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$773,255.16

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$34,948,479.33

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$40,998,204.75

		a.	Class A Monthly Interest	$5,350,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,345,306.98
		e.	Excess Spread	$33,302,897.77

	2.	Class B Available Funds		$1,757,073.73

		a.	Class B Monthly Interest	$245,893.95
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,511,179.78

	3.	Collateral Available Funds		$4,099,847.81

		a.	Excess Spread	$4,099,847.81

	4.	Total Excess Spread		$38,913,925.36

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.2247%

	2.	Series 2025-2 Allocable Principal Collections		$1,411,952,554.94

	3.	Principal Allocation Percentage of Series 2025-2 Allocable Principal Collections		$836,224,448.80

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$836,224,448.80

	6.	Shared Principal Collections from other Series allocated to Series 2025-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,680,352.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$838,904,801.65

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$838,904,801.65

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-2
	1.	Excess Spread		$38,913,925.36
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$100,513.60
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$362,860.17
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$234,532.27
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$410,394.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$34,948,479.33
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.0158%
		b.	Prior Monthly Period	5.9528%
		c.	Second Prior Monthly Period	6.5481%

	2.	Three Month Average Base Rate		6.5056%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.3518%
		b.	Prior Monthly Period	30.2822%
		c.	Second Prior Monthly Period	31.5869%

	4.	Three Month average Series Adjusted Portfolio Yield		31.0736%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,714,287,000.00
	Monthly Interest	$6,369,149.11
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,720,656,149.11

Series 2025-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,929,700,437.85	1,142,859,000.00	786,841,437.85
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	53,452,156.98	31,656,871.44	21,795,285.54
Collections of Principal Receivables	941,302,526.93	557,483,453.66	383,819,073.27
Defaulted Amount	3,017,159.94	1,786,903.46	1,230,256.48

Ending Invested Amount / Transferor Amount	1,969,712,897.71	1,142,859,000.00	826,853,897.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.51000%	4.83000%	6.51500%
Monthly Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Investor Default Amount	1,563,537.99	67,010.11	156,355.36	1,786,903.46
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,988,537.99	310,943.56	865,945.79	8,165,427.34

Reallocated Investor Finance Charge Collections				31,464,433.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.5942%
Base Rate				7.2755%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.76

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.76

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.03

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.03

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,841,928.70

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$542,922.10

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,299,006.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,531,334.96

		a.	Class A Monthly Interest	$3,758,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,563,537.99
		e.	Excess Spread	$22,209,463.64

	2.	Class B Available Funds		$1,179,937.95

		a.	Class B Monthly Interest	$172,503.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,007,434.50

	3.	Collateral Available Funds		$2,753,161.03

		a.	Excess Spread	$2,753,161.03

	4.	Total Excess Spread		$25,970,059.17

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	59.2247%

	2.	Series 2025-3 Allocable Principal Collections	$941,302,526.93

	3.	Principal Allocation Percentage of Series 2025-3 Allocable Principal Collections	$557,483,453.66

	4.	Reallocated Principal Collections Required to fund the Required Amount
			$0.00
	5.	Item 3 minus Item 4	$557,483,453.66

	6.	Shared Principal Collections from other Series allocated to Series 2025-3	$0.00

	7.	Other amounts treated as Available Principal Collections:	$1,786,903.46

	8.	Available Principal Collections (total of items 5, 6 and 7)	$559,270,357.12

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$100,001,000.00

	2.	Required Collateral Invested Amount	$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$559,270,357.12

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-3

	1.	Excess Spread	$25,970,059.17
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$67,010.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$255,714.93
	9.	Applied to unpaid Monthly Servicing Fee	$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections	$156,355.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$287,207.17
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,299,006.60
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2755%
		b.	Prior Monthly Period	6.1731%
		c.	Second Prior Monthly Period	6.7905%
	2.	Three Month Average Base Rate		6.7464%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.5942%
		b.	Prior Monthly Period	30.5167%
		c.	Second Prior Monthly Period	31.8292%
	4.	Three Month average Series Adjusted Portfolio Yield		31.3134%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$4,473,758.88
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,147,332,758.88

Series 2025-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,894,548,124.05	1,714,287,000.00	1,180,261,124.05
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	80,178,165.31	47,485,265.60	32,692,899.71
Collections of Principal Receivables	1,411,952,554.94	836,224,448.80	575,728,106.14
Defaulted Amount	4,525,735.95	2,680,352.85	1,845,383.10

Ending Invested Amount / Transferor Amount	2,954,566,761.32	1,714,287,000.00	1,240,279,761.32

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.30000%	4.69000%	6.24200%
Monthly Interest Due	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Investor Default Amount	2,345,306.98	100,513.60	234,532.27	2,680,352.85
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,220,306.98	458,908.05	1,264,789.14	11,944,004.17

Reallocated Investor Finance Charge Collections				46,892,483.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.3783%
Base Rate				7.0442%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.58

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.58

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:
			$0.00
E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.91

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.91

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$35,728,734.52

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$780,255.20

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$34,948,479.32

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$41,030,892.28
		a.	Class A Monthly Interest	$5,375,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,345,306.98
		e.	Excess Spread	$33,310,585.30

	2.	Class B Available Funds		$1,758,474.63

		a.	Class B Monthly Interest	$251,251.12
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,507,223.51

	3.	Collateral Available Funds		$4,103,116.58

		a.	Excess Spread	$4,103,116.58

	4.	Total Excess Spread		$38,920,925.39

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	59.2247%

	2.	Series 2025-4 Allocable Principal Collections	$1,411,952,554.94

	3.	Principal Allocation Percentage of Series 2025-4 Allocable Principal Collections	$836,224,448.80

	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5.	Item 3 minus Item 4	$836,224,448.80

	6.	Shared Principal Collections from other Series allocated to Series 2025-4	$0.00

	7.	Other amounts treated as Available Principal Collections:	$2,680,352.85

	8.	Available Principal Collections (total of items 5, 6 and 7)	$838,904,801.65

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$150,001,000.00

	2.	Required Collateral Invested Amount	$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$838,904,801.65

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-4

	1.	Excess Spread	$38,920,925.39
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$100,513.60
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$362,860.17
	9.	Applied to unpaid Monthly Servicing Fee	$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections	$234,532.27
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$417,395.03
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$34,948,479.32
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.0442%
		b.	Prior Monthly Period	5.9769%
		c.	Second Prior Monthly Period	6.5746%
	2.	Three Month Average Base Rate		6.5319%
	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	31.3783%
		b.	Prior Monthly Period	30.3079%
		c.	Second Prior Monthly Period	31.6134%
	4.	Three Month average Series Adjusted Portfolio Yield		31.0999%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,714,287,000.00
	Monthly Interest	$6,406,506.32
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,720,693,506.32

Series 2025-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,929,700,437.85	1,142,859,000.00	786,841,437.85
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.2247%	40.7753%
Principal Allocation Percentage	N/A	59.2247%	40.7753%
Collections of Finance Charge Receivables	53,452,156.98	31,656,871.44	21,795,285.54
Collections of Principal Receivables	941,302,526.93	557,483,453.66	383,819,073.27
Defaulted Amount	3,017,159.94	1,786,903.46	1,230,256.48

Ending Invested Amount / Transferor Amount	1,969,712,897.71	1,142,859,000.00	826,853,897.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon November 17, 2025 to December 14, 2025	4.51000%	4.90000%	6.51200%
Monthly Interest Due	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Investor Default Amount	1,563,537.99	67,010.11	156,355.36	1,786,903.46
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,988,537.99	313,443.61	865,695.78	8,167,677.38

Reallocated Investor Finance Charge Collections				31,466,683.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				31.5965%
Base Rate				7.2781%
Excess Spread Percentage				24.4639%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.76

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.76

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.08

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.08

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)		Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,841,678.69

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$542,672.09

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,299,006.60

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,533,303.74

		a.	Class A Monthly Interest	$3,758,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,563,537.99
		e.	Excess Spread	$22,211,432.42

	2.	Class B Available Funds		$1,180,022.33

		a.	Class B Monthly Interest	$175,003.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,005,018.83

	3.	Collateral Available Funds		$2,753,357.91

		a.	Excess Spread	$2,753,357.91

	4.	Total Excess Spread		$25,969,809.16

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	59.2247%

	2.	Series 2025-5 Allocable Principal Collections	$941,302,526.93

	3.	Principal Allocation Percentage of Series 2025-5 Allocable Principal Collections	$557,483,453.66

	4.	Reallocated Principal Collections Required to fund the Required Amount
			$0.00
	5.	Item 3 minus Item 4	$557,483,453.66

	6.	Shared Principal Collections from other Series allocated to Series 2025-5	$0.00

	7.	Other amounts treated as Available Principal Collections:	$1,786,903.46

	8.	Available Principal Collections (total of items 5, 6 and 7)	$559,270,357.12

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$100,001,000.00

	2.	Required Collateral Invested Amount	$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$559,270,357.12

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-5

	1.	Excess Spread	$25,969,809.16
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4	Class A Investor Charge-Offs treated as Available Principal Collections
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$67,010.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$251,905.39
	9.	Applied to unpaid Monthly Servicing Fee	$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections	$156,355.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$290,766.70
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,299,006.60
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.2781%
		b.	Prior Monthly Period	6.1753%
		c.	Second Prior Monthly Period	6.7929%

	2.	Three Month Average Base Rate		6.7487%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	31.5965%
		b.	Prior Monthly Period	30.5191%
		c.	Second Prior Monthly Period	31.8316%

	4.	Three Month average Series Adjusted Portfolio Yield		31.3157%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$4,476,008.92
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,147,335,008.92